APPROPRIATED RESERVES (Details Textual)	12 Months Ended
Dec. 31, 2018
Disclosure Of Appropriated Reserves [Abstract]
Explanation of terms to maintain non distributable reserve	(1)The legal reserve fulfills two objetives: to increase and maintain the company's capital and to absorb economic losses. Based on the aforementioned, this amount shall not be distributed in dividends to the stockholders. (2)Pursuant to Article 130 of Tax Statute, a non-distributable reserve to the shareholders must be established for the 70% of the diference between the accounting and the tax depreciation, when the tax depreciation is greater than the accounting depreciation.